6. SEGMENT INFORMATION (Details Narrative) - Customer	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Information
Number of customers with greater than 10% of consolidated revenue	3	3	3